Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Brown Advisory - Macquarie Asia New Stars Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFNX
Brown Advisory - Macquarie Asia New Stars Fund | Investor Shares
Prospectus:
Trading Symbol	BIANX